Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment consisted of the following:

	As of March 31,
	2026	2025
Server hardware	$4,087	$3,939
Vehicles	99,349	95,767
	103,436	99,706
Less: accumulated depreciation	(85,884)	(64,591)
Property and equipment, net	17,552	35,115